United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Hermes Investment Series Funds, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/21

Date of Reporting Period: Six months ended 05/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2021

Share Class | Ticker	A | FDBAX	B | FDBBX	C | FDBCX
	F | ISHIX	Institutional | FDBIX	R6 | FDBLX

Federated Hermes Corporate Bond Fund
Fund Established 1987

A Portfolio of Federated Hermes Investment Series Funds, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Corporate Debt Securities	97.1%
Municipal Bonds	0.1%
Collateralized Mortgage Obligations[3]	0.0%
Mortgage-Backed Securities[3,4]	0.0%
Cash Equivalents[5]	1.8%
Other Security Types[6]	0.2%
Derivative Contracts[3,7]	0.0%
Other Assets and Liabilities—Net[8]	0.8%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Represents less than 0.1%.
4	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Other Security Types consist of common stocks and preferred stocks.
7
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS— 70.1%
		Basic Industry - Chemicals— 0.4%
$ 1,500,000		RPM International, Inc., Sr. Unsecd. Note, 3.750%, 3/15/2027	$1,652,049
2,780,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	3,157,295
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	1,682,788
		TOTAL	6,492,132
		Basic Industry - Metals & Mining— 1.6%
4,180,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	4,223,958
3,900,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	4,061,318
2,795,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	2,789,773
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	5,685,456
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	1,364,038
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,496,475
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,519,707
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,514,697
		TOTAL	24,655,422
		Capital Goods - Aerospace & Defense— 1.9%
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	3,257,423
2,120,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	2,141,808
1,755,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,737,270
3,000,000		Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	3,864,653
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	2,115,102
5,900,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	5,654,088
1,540,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	1,678,438
2,775,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,796,097
3,230,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.890% (3-month USLIBOR +1.735%), 2/15/2042	2,680,900
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	829,014
1,660,000		Textron Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,838,599
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	749,488
		TOTAL	29,342,880
		Capital Goods - Building Materials— 1.6%
5,625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	6,021,487
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,530,418
2,980,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	3,034,533
1,435,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,474,779
3,095,000		Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	3,152,291
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Capital Goods - Building Materials— continued
$ 5,010,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	$5,908,577
	TOTAL	24,122,085
	Capital Goods - Construction Machinery— 0.9%
1,920,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,975,275
1,670,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,817,329
2,500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,583,816
3,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	3,444,879
3,300,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	3,334,206
	TOTAL	13,155,505
	Capital Goods - Diversified Manufacturing— 2.0%
859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	896,056
935,000	General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	1,067,069
2,210,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	2,192,240
1,560,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,566,283
3,074,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	3,239,744
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	2,528,804
3,250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	3,058,337
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	2,085,944
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	1,105,197
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	918,327
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	757,452
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	3,240,828
4,045,000	Valmont Industries, Inc., 5.250%, 10/1/2054	4,762,487
1,220,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,303,289
1,895,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	1,876,577
	TOTAL	30,598,634
	Capital Goods - Packaging— 0.6%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	1,954,965
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	1,122,540
2,500,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	2,811,005
2,210,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.900%, 3/15/2029	2,625,564
	TOTAL	8,514,074
	Communications - Cable & Satellite— 2.5%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	7,281,954
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,627,840
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Communications - Cable & Satellite— continued
$ 335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	$390,628
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	3,220,640
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,304,111
900,000	Comcast Corp., 7.050%, 3/15/2033	1,295,112
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	5,416,040
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,634,939
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,602,616
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,901,238
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,953,336
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	2,076,347
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,762,736
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,577,801
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,370,077
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 9/1/2021	2,922,689
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	227,437
	TOTAL	38,565,541
	Communications - Media & Entertainment— 1.3%
3,995,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,389,627
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	1,303,018
1,375,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	1,595,426
4,380,000	Grupo Televisa S.A., 6.625%, 3/18/2025	5,201,385
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	908,012
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	2,605,141
2,350,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	2,745,762
985,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 5/19/2050	1,174,088
	TOTAL	19,922,459
	Communications - Telecom Wireless— 1.5%
2,500,000	American Tower Corp., Sr. Unsecd. Note, 2.750%, 1/15/2027	2,633,408
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,521,957
2,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,681,019
2,815,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	2,660,007
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	3,084,018
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	2,461,841
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	3,398,730
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	3,293,925
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,272,009
	TOTAL	23,006,914
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Communications - Telecom Wirelines— 3.6%
$ 2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	$2,335,217
4,200,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	4,606,893
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	651,558
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,861,373
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	1,216,837
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,236,660
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	5,154,475
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.800%, 12/1/2057	3,978,596
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,693,616
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,615,852
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	3,145,405
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,753,676
8,540,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	8,695,174
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	7,143,218
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	2,352,021
	TOTAL	54,440,571
	Consumer Cyclical - Automotive— 1.1%
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	1,054,293
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	2,117,431
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	1,250,397
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.450%, 4/10/2022	2,299,237
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,341,651
1,780,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	1,829,981
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.850%, 9/26/2024	3,195,954
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.200%, 9/26/2026	3,263,698
	TOTAL	16,352,642
	Consumer Cyclical - Retailers— 1.6%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,825,278
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	6,174,821
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,272,125
726,478	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	801,662
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	3,048,954
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,868,230
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,856,014
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	2,596,714
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,230,340
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Retailers— continued
$ 3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	$3,008,279
	TOTAL	24,682,417
	Consumer Cyclical - Services— 0.9%
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,587,133
1,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	2,241,103
5,285,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	5,278,484
3,985,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	4,547,834
	TOTAL	13,654,554
	Consumer Non-Cyclical - Food/Beverage— 4.6%
5,545,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	6,145,839
3,870,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	4,647,545
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	7,571,835
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	1,028,566
2,280,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	2,220,190
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	2,120,640
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	427,848
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,879,135
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	2,383,439
2,150,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	2,314,310
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	1,734,081
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,910,045
391,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	400,483
4,650,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,639,218
730,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	726,373
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,725,080
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	1,275,373
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	6,621,562
925,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	937,862
2,205,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	2,433,826
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	647,969
4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	4,459,045
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	5,792,996
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.000%, 3/1/2026	561,053
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	1,735,948
	TOTAL	69,340,261
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Health Care— 2.6%
$ 1,500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	$1,553,979
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 9/22/2026	3,548,970
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	592,380
1,500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	1,592,258
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	2,084,525
275,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.300%, 3/1/2023	286,705
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,620,784
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,593,542
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,142,102
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	2,281,033
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	6,985,711
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	4,578,282
1,820,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	1,829,526
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,433,413
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,851,843
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	1,623,579
	TOTAL	39,598,632
	Consumer Non-Cyclical - Pharmaceuticals— 2.9%
895,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	852,164
2,601,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,945,457
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	4,510,380
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	4,079,046
805,000	AbbVie, Inc., Sr. Unsecd. Note, 3.450%, 3/15/2022	821,019
750,000	AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	823,581
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	1,118,898
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,379,763
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,548,969
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,857,936
1,500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,614,428
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	818,971
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	599,047
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	303,054
1,090,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	1,075,915
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	2,953,202
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 144A, 3.250%, 2/15/2051	2,449,576
2,720,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	3,575,689
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,280,425
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	3,969,964
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Pharmaceuticals— continued
$ 1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	$1,870,177
	TOTAL	43,447,661
	Consumer Non-Cyclical - Products— 0.1%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	1,126,509
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	1,121,276
	TOTAL	2,247,785
	Consumer Non-Cyclical - Tobacco— 0.8%
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,274,665
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	4,230,694
4,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,960,622
	TOTAL	11,465,981
	Energy - Independent— 1.2%
5,890,000	Canadian Natural Resources Ltd., 5.850%, 2/1/2035	7,395,764
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	1,078,128
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	3,700,835
4,440,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	4,269,450
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	602,551
775,000	XTO Energy, Inc., 6.750%, 8/1/2037	1,121,698
	TOTAL	18,168,426
	Energy - Integrated— 1.3%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,627,521
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	5,652,145
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	3,406,792
1,785,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,946,876
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	2,345,186
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	2,418,265
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	2,224,207
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	280,870
	TOTAL	19,901,862
	Energy - Midstream— 3.4%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	4,121,633
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	918,436
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,865,268
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,293,942
1,290,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,355,670
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	6,265,727
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	2,349,496
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Energy - Midstream— continued
$ 2,475,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	$2,710,262
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 9/15/2040	3,413,126
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,596,837
1,770,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	2,002,964
2,350,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,609,537
1,525,000		MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,801,370
3,190,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	3,614,507
2,265,000		MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,658,237
3,050,000		ONEOK Partners LP, Sr. Unsecd. Note, 3.375%, 10/1/2022	3,145,206
3,085,000		ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	3,601,490
960,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	1,060,225
2,150,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,202,451
2,300,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,631,553
		TOTAL	51,217,937
		Energy - Refining— 0.5%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	947,303
1,340,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,479,034
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	977,197
1,665,000		Valero Energy Corp., 7.500%, 4/15/2032	2,288,619
1,555,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,704,044
		TOTAL	7,396,197
		Financial Institution - Banking— 11.4%
2,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,189,809
2,450,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,495,731
3,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,801,334
2,175,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,411,621
6,395,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	6,573,414
6,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	6,244,356
2,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,518,285
3,750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	4,035,771
2,230,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,490,119
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	2,032,727
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,319,336
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 2,250,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	$2,531,563
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,773,904
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,349,465
990,000		Citigroup, Inc., 4.125%, 7/25/2028	1,114,815
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	3,179,454
2,750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,784,549
3,410,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	3,510,561
2,780,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,910,924
1,705,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,832,157
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	2,100,165
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	6,598,518
2,750,000		Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	3,095,642
3,500,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,651,681
1,000,000		Comerica, Inc., 3.800%, 7/22/2026	1,112,361
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,890,091
1,840,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,936,151
1,680,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,711,243
2,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,826,965
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	2,157,663
7,700,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	8,542,370
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	2,219,305
4,625,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	5,252,676
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,890,297
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 4/25/2023	1,513,310
7,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,092,601
2,000,000	[1]	JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	2,077,497
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,184,069
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	782,580
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	8,223,151
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	4,458,751
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,854,801
2,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,581,979
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	8,345,044
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,969,231
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	3,195,739
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,691,656
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	4,623,201
468,725	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	196,864
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 1,000,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	$1,008,932
3,000,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.250%, 3/9/2023	3,052,306
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	4,159,323
2,750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,814,082
		TOTAL	172,910,140
		Financial Institution - Broker/Asset Mgr/Exchange— 1.4%
2,150,000		CBOE Holdings Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,411,010
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	5,933,570
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	655,360
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,622,692
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,808,526
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	2,236,564
805,000		Stifel Financial Corp., 4.250%, 7/18/2024	890,986
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,639,135
975,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	1,080,541
		TOTAL	21,278,384
		Financial Institution - Finance Companies— 1.5%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,985,277
1,010,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 5/26/2022	1,036,458
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	3,375,717
600,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	654,889
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	3,243,664
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,642,055
7,856,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	9,146,331
		TOTAL	22,084,391
		Financial Institution - Insurance - Health— 0.2%
740,000		Anthem, Inc., 5.850%, 1/15/2036	974,748
1,690,000		CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	2,109,316
		TOTAL	3,084,064
		Financial Institution - Insurance - Life— 1.6%
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,348,395
2,750,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,168,624
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	2,539,544
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	904,779
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Insurance - Life— continued
$ 710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	$1,109,479
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,689,135
700,000	New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	1,025,722
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	5,615,243
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,445,089
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,191,843
	TOTAL	24,037,853
	Financial Institution - Insurance - P&C— 0.9%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,327,432
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,389,736
850,000	Liberty Mutual Group, Inc., Company Guarantee, 144A, 5.000%, 6/1/2021	850,000
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	3,015,934
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	5,732,091
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,539,667
	TOTAL	13,854,860
	Financial Institution - REIT - Apartment— 0.5%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,359,297
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	2,166,519
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,258,012
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,717,712
	TOTAL	7,501,540
	Financial Institution - REIT - Healthcare— 0.3%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,384,879
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	2,075,648
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,321,235
	TOTAL	4,781,762
	Financial Institution - REIT - Office— 0.5%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,524,537
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,757,777
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,555,043
	TOTAL	6,837,357
	Financial Institution - REIT - Other— 0.4%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,472,604
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	2,220,789
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Other— continued
$ 1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$2,075,972
	TOTAL	6,769,365
	Financial Institution - REIT - Retail— 0.3%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	394,185
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,918,119
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,945,779
920,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	976,596
	TOTAL	5,234,679
	Supranational— 0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,146,668
	Technology— 5.4%
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	2,704,050
2,000,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	2,191,805
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	1,021,860
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,672,151
3,880,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 5.300%, 10/1/2029	4,597,548
4,750,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 6.200%, 7/15/2030	5,954,911
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 8.350%, 7/15/2046	2,460,017
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,782,946
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,609,592
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,537,235
1,350,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,329,718
3,448,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	3,844,810
3,000,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	3,065,693
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	1,088,038
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2025	2,756,150
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,521,902
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,754,154
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,175,261
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,709,491
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	4,145,642
1,260,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,441,297
565,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	586,137
2,250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	2,479,185
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,883,878
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 2,600,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	$2,679,628
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,516,444
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,158,290
2,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	2,763,659
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	512,151
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	168,383
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,444,131
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	3,258,656
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	221,927
6,400,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	6,339,465
	TOTAL	81,376,205
	Technology Services— 0.3%
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,271,456
2,125,000	Global Payments, Inc., Sr. Unsecd. Note, 4.150%, 8/15/2049	2,334,814
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	652,470
	TOTAL	4,258,740
	Transportation - Airlines— 0.1%
740,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	849,254
	Transportation - Railroads— 0.7%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	4,248,990
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,413,574
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,381,206
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	2,470,425
	TOTAL	10,514,195
	Transportation - Services— 1.6%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	5,908,897
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,307,656
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	2,564,980
2,640,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,623,917
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	3,592,078
2,255,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,430,063
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,517,466
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,743,587
	TOTAL	24,688,644
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— 3.1%
$ 990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	$1,089,037
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,717,635
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,717,011
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,907,314
1,233,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,483,654
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	400,962
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,282,245
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,381,719
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	143,834
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	2,105,451
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2069	5,362,850
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	918,973
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,466,840
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	3,195,823
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	882,417
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	4,231,040
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	1,024,369
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,535,773
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	3,408,947
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,581,150
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	831,870
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	851,174
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,464,791
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	2,138,656
	TOTAL	46,123,535
	Utility - Natural Gas— 0.8%
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,721,029
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,720,509
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,474,931
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	2,905,796
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,777,851
	TOTAL	11,600,116
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Natural Gas Distributor— 0.1%
$ 815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	$874,423
	TOTAL CORPORATE BONDS (IDENTIFIED COST $978,920,829)	1,060,096,747
	MUNICIPAL BOND— 0.1%
	Municipal Services— 0.1%
1,115,000	Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $1,129,495)	1,235,927
	COLLATERALIZED MORTGAGE OBLIGATION— 0.0%
	Federal Home Loan Mortgage Corporation— 0.0%
50,358	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $49,393)	54,080
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation— 0.0%
469	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	529
522	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	590
317	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	357
434	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	498
	TOTAL	1,974
	Federal National Mortgage Association— 0.0%
864	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	982
618	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	694
6,714	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	7,581
2,830	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	3,169
	TOTAL	12,426
	Government National Mortgage Association— 0.0%
441	Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	502
383	Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	434
477	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	502
308	Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	323
	TOTAL	1,761
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,377)	16,161
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		PREFERRED STOCK— 0.0%
		Financials— 0.0%
130,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	$1,300
		INVESTMENT COMPANIES— 29.1%
19,367,574		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5]	19,373,384
66,155,185		High Yield Bond Core Fund	420,085,424
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $455,817,043)	439,458,808
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $1,435,942,187)[6]	1,500,863,023
		OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	10,404,100
		TOTAL NET ASSETS—100%	$1,511,267,123
At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
[4]United States Treasury Long Bond Long Futures	95	$14,870,469	September 2021	$81,413
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2020	$11,921,955	$402,099,645	$414,021,600
Purchases at Cost	$188,940,549	$31,000,000	$219,940,549
Proceeds from Sales	$(181,487,455)	$(19,000,000)	$(200,487,455)
Change in Unrealized Appreciation/ Depreciation	$(2,688)	$15,206,751	$15,204,063
Net Realized Gain/(Loss)	$1,023	$(9,220,972)	$(9,219,949)
Value as of 5/31/2021	$19,373,384	$420,085,424	$439,458,808
Shares Held as of 5/31/2021	19,367,574	66,155,185	85,522,759
Dividend Income	$2,246	$11,823,239	$11,825,485
Semi-Annual Shareholder Report

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	Issuer in default.
4	Non-income-producing security.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,437,793,322.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,059,899,883	$196,864	$1,060,096,747
Municipal Bond	—	1,235,927	—	1,235,927
Collateralized Mortgage Obligation	—	54,080	—	54,080
Mortgage-Backed Securities	—	16,161	—	16,161
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	439,458,808	—	—	439,458,808
TOTAL SECURITIES	$439,458,808	$1,061,206,051	$198,164	$1,500,863,023
Other Financial Instruments:[1]
Assets	$81,413	$—	$—	$81,413
TOTAL OTHER FINANCIAL INSTRUMENTS	$81,413	$—	$—	$81,413

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.98	$9.50	$8.70	$9.29	$9.03	$9.02
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.32	0.34	0.34	0.36	0.36
Net realized and unrealized gain (loss)	(0.23)	0.48	0.81	(0.57)	0.26	0.13
Total From Investment Operations	(0.08)	0.80	1.15	(0.23)	0.62	0.49
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.35)	(0.35)	(0.36)	(0.38)
Distributions from net realized gain	—	—	—	(0.01)	(0.00)[2]	(0.10)
Total Distributions	(0.16)	(0.32)	(0.35)	(0.36)	(0.36)	(0.48)
Net Asset Value, End of Period	$9.74	$9.98	$9.50	$8.70	$9.29	$9.03
Total Return[3]	(0.85)%	8.65%	13.43%	(2.53)%	7.01%	5.56%
Ratios to Average Net Assets:
Net expenses[4]	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.96%
Net investment income	3.04%[5]	3.32%	3.73%	3.82%	3.88%	4.01%
Expense waiver/reimbursement[6]	0.12%[5]	0.13%	0.14%	0.14%	0.14%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$425,128	$438,296	$401,690	$364,175	$419,962	$667,955
Portfolio turnover	9%	17%	18%	10%	13%	14%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.05	$9.56	$8.75	$9.35	$9.09	$9.07
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.24	0.27	0.27	0.28	0.29
Net realized and unrealized gain (loss)	(0.24)	0.49	0.81	(0.59)	0.26	0.13
Total From Investment Operations	(0.13)	0.73	1.08	(0.32)	0.54	0.42
Less Distributions:
Distributions from net investment income	(0.11)	(0.24)	(0.27)	(0.27)	(0.28)	(0.30)
Distributions from net realized gain	—	—	—	(0.01)	(0.00)[2]	(0.10)
Total Distributions	(0.11)	(0.24)	(0.27)	(0.28)	(0.28)	(0.40)
Net Asset Value, End of Period	$9.81	$10.05	$9.56	$8.75	$9.35	$9.09
Total Return[3]	(1.28)%	7.77%	12.51%	(3.45)%	6.06%	4.78%
Ratios to Average Net Assets:
Net expenses[4]	1.72%[5]	1.70%	1.70%	1.70%	1.70%	1.78%
Net investment income	2.16%[5]	2.51%	2.91%	2.97%	2.99%	3.19%
Expense waiver/reimbursement[6]	0.06%[5]	0.06%	0.07%	0.06%	0.07%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,731	$6,690	$12,717	$17,075	$27,087	$32,712
Portfolio turnover	9%	17%	18%	10%	13%	14%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.05	$9.56	$8.76	$9.36	$9.09	$9.07
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.24	0.27	0.27	0.28	0.29
Net realized and unrealized gain (loss)	(0.24)	0.49	0.80	(0.59)	0.27	0.13
Total From Investment Operations	(0.13)	0.73	1.07	(0.32)	0.55	0.42
Less Distributions:
Distributions from net investment income	(0.11)	(0.24)	(0.27)	(0.27)	(0.28)	(0.30)
Distributions from net realized gain	—	—	—	(0.01)	(0.00)[2]	(0.10)
Total Distributions	(0.11)	(0.24)	(0.27)	(0.28)	(0.28)	(0.40)
Net Asset Value, End of Period	$9.81	$10.05	$9.56	$8.76	$9.36	$9.09
Total Return[3]	(1.25)%	7.81%	12.41%	(3.42)%	6.21%	4.79%
Ratios to Average Net Assets:
Net expenses[4]	1.67%[5]	1.67%	1.66%	1.67%	1.67%	1.77%
Net investment income	2.22%[5]	2.51%	2.94%	3.00%	3.02%	3.20%
Expense waiver/reimbursement[6]	0.05%[5]	0.06%	0.07%	0.06%	0.07%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,021	$47,820	$47,337	$48,592	$85,798	$106,690
Portfolio turnover	9%	17%	18%	10%	13%	14%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.07	$9.58	$8.77	$9.37	$9.10	$9.09
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.32	0.35	0.35	0.36	0.36
Net realized and unrealized gain (loss)	(0.23)	0.49	0.81	(0.59)	0.27	0.13
Total From Investment Operations	(0.08)	0.81	1.16	(0.24)	0.63	0.49
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.35)	(0.35)	(0.36)	(0.38)
Distributions from net realized gain	—	—	—	(0.01)	(0.00)[2]	(0.10)
Total Distributions	(0.16)	(0.32)	(0.35)	(0.36)	(0.36)	(0.48)
Net Asset Value, End of Period	$9.83	$10.07	$9.58	$8.77	$9.37	$9.10
Total Return[3]	(0.84)%	8.68%	13.44%	(2.62)%	7.07%	5.48%
Ratios to Average Net Assets:
Net expenses[4]	0.85%[5]	0.85%	0.85%	0.85%	0.85%	1.00%
Net investment income	3.04%[5]	3.33%	3.74%	3.82%	3.83%	3.97%
Expense waiver/reimbursement[6]	0.10%[5]	0.11%	0.11%	0.11%	0.12%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$131,314	$138,694	$134,534	$128,112	$151,638	$172,855
Portfolio turnover	9%	17%	18%	10%	13%	14%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.98	$9.50	$8.70	$9.30	$9.03	$9.02
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.34	0.37	0.37	0.37	0.38
Net realized and unrealized gain (loss)	(0.23)	0.49	0.80	(0.59)	0.28	0.13
Total From Investment Operations	(0.07)	0.83	1.17	(0.22)	0.65	0.51
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.37)	(0.37)	(0.38)	(0.40)
Distributions from net realized gain	—	—	—	(0.01)	(0.00)[2]	(0.10)
Total Distributions	(0.17)	(0.35)	(0.37)	(0.38)	(0.38)	(0.50)
Net Asset Value, End of Period	$9.74	$9.98	$9.50	$8.70	$9.30	$9.03
Total Return[3]	(0.73)%	8.92%	13.72%	(2.39)%	7.38%	5.77%
Ratios to Average Net Assets:
Net expenses[4]	0.60%[5]	0.60%	0.60%	0.60%	0.60%	0.76%
Net investment income	3.29%[5]	3.56%	3.98%	4.07%	3.98%	4.21%
Expense waiver/reimbursement[6]	0.12%[5]	0.13%	0.14%	0.14%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$845,718	$890,497	$733,626	$515,139	$553,671	$207,117
Portfolio turnover	9%	17%	18%	10%	13%	14%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,				Period Ended 11/30/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.99	$9.51	$8.71	$9.31	$9.04	$9.37
Income From Investment Operations:
Net investment income (loss)[2]	0.16	0.35	0.37	0.37	0.37	0.06
Net realized and unrealized gain (loss)	(0.23)	0.48	0.80	(0.59)	0.27	(0.33)
Total From Investment Operations	(0.07)	0.83	1.17	(0.22)	0.64	(0.27)
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.37)	(0.37)	(0.37)	(0.06)
Distributions from net realized gain	—	—	—	(0.01)	(0.00)[3]	—
Total Distributions	(0.17)	(0.35)	(0.37)	(0.38)	(0.37)	(0.06)
Net Asset Value, End of Period	$9.75	$9.99	$9.51	$8.71	$9.31	$9.04
Total Return[4]	(0.72)%	8.93%	13.72%	(2.38)%	7.24%	(2.90)%
Ratios to Average Net Assets:
Net expenses[5]	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.54%[6]
Net investment income	3.31%[6]	3.60%	3.99%	4.13%	3.97%	3.90%[6]
Expense waiver/reimbursement[7]	0.05%[6]	0.06%	0.07%	0.07%	0.03%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$69,354	$68,232	$96,838	$67,370	$17,112	$0[8]
Portfolio turnover	9%	17%	18%	10%	13%	14%[9]

1	Reflects operations for the period from September 30, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $439,458,808 of investment in affiliated holdings* (identified cost $1,435,942,187)	$1,500,863,023
Due from broker (Note 2)	332,500
Income receivable	9,532,460
Income receivable from affiliated holdings	1,947,639
Receivable for shares sold	1,044,247
Receivable for variation margin on futures contracts	32,689
Total Assets	1,513,752,558
Liabilities:
Payable for investments purchased	648,128
Payable for shares redeemed	1,319,726
Payable for investment adviser fee (Note 5)	74,330
Payable for administrative fee (Note 5)	12,948
Payable for transfer agent fees	154,218
Payable for distribution services fee (Note 5)	26,408
Payable for other service fees (Notes 2 and 5)	128,914
Accrued expenses (Note 5)	120,763
Total Liabilities	2,485,435
Net assets for 155,017,397 shares outstanding	$1,511,267,123
Net Assets Consist of:
Paid-in capital	$1,498,611,435
Total distributable earnings (loss)	12,655,688
Total Net Assets	$1,511,267,123
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($425,127,959 ÷ 43,662,567 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.74
Offering price per share (100/95.50 of $9.74)	$10.20
Redemption proceeds per share	$9.74
Class B Shares:
Net asset value per share ($4,730,663 ÷ 482,256 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.81
Offering price per share	$9.81
Redemption proceeds per share (94.50/100 of $9.81)	$9.27
Class C Shares:
Net asset value per share ($35,021,338 ÷ 3,569,245 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.81
Offering price per share	$9.81
Redemption proceeds per share (99.00/100 of $9.81)	$9.71
Class F Shares:
Net asset value per share ($131,314,199 ÷ 13,359,780 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.83
Offering price per share (100/99.00 of $9.83)	$9.93
Redemption proceeds per share (99.00/100 of $9.83)	$9.73
Institutional Shares:
Net asset value per share ($845,718,477 ÷ 86,832,900 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.74
Offering price per share	$9.74
Redemption proceeds per share	$9.74
Class R6 Shares:
Net asset value per share ($69,354,487 ÷ 7,110,649 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.75
Offering price per share	$9.75
Redemption proceeds per share	$9.75

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended May 31, 2021 (unaudited)

Investment Income:
Interest	$18,095,986
Dividends received from affiliated holdings*	11,825,485
TOTAL INCOME	29,921,471
Expenses:
Investment adviser fee (Note 5)	3,844,549
Administrative fee (Note 5)	602,651
Custodian fees	24,491
Transfer agent fees (Note 2)	739,124
Directors’/Trustees’ fees (Note 5)	7,812
Auditing fees	16,355
Legal fees	5,305
Portfolio accounting fees	118,000
Distribution services fee (Note 5)	181,985
Other service fees (Notes 2 and 5)	762,861
Share registration costs	86,666
Printing and postage	58,061
Taxes	149
Miscellaneous (Note 5)	22,046
TOTAL EXPENSES	6,470,055
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(402,767)
Reimbursement of other operating expenses (Notes 2 and 5)	(460,394)
TOTAL WAIVER AND REIMBURSEMENTS	(863,161)
Net expenses	5,606,894
Net investment income	24,314,577
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(9,219,949) on sales of investments in affiliated holdings*)	168,474
Net realized loss on futures contracts	(7,353,278)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $15,204,063 of investments in affiliated holdings*)	(29,865,234)
Net change in unrealized depreciation of futures contracts	288,267
Net realized and unrealized gain (loss) on investments and futures contracts	(36,761,771)
Change in net assets resulting from operations	$(12,447,194)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2021	Year Ended 11/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,314,577	$48,847,254
Net realized gain (loss)	(7,184,804)	(8,778,032)
Net change in unrealized appreciation/depreciation	(29,576,967)	82,222,683
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,447,194)	122,291,905
Distributions to Shareholders:
Class A Shares	(6,753,322)	(14,097,542)
Class B Shares	(61,559)	(238,117)
Class C Shares	(489,553)	(1,176,646)
Class F Shares	(2,108,072)	(4,476,314)
Institutional Shares	(14,593,068)	(28,102,539)
Class R6 Shares	(1,199,244)	(2,271,704)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,204,818)	(50,362,862)
Share Transactions:
Proceeds from sale of shares	207,483,553	681,603,943
Net asset value of shares issued to shareholders in payment of distributions declared	23,982,814	47,685,397
Cost of shares redeemed	(272,776,256)	(637,730,691)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(41,309,889)	91,558,649
Change in net assets	(78,961,901)	163,487,692
Net Assets:
Beginning of period	1,590,229,024	1,426,741,332
End of period	$1,511,267,123	$1,590,229,024
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Corporation consists of one diversified portfolio, Federated Hermes Corporate Bond Fund (the “Fund”). The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $863,161 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$222,353	$(147,895)
Class B Shares	4,478	(223)
Class C Shares	21,481	—
Class F Shares	54,438	(30,346)
Institutional Shares	431,184	(281,930)
Class R6 Shares	5,190	—
TOTAL	$739,124	$(460,394)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$534,412
Class B Shares	6,893
Class C Shares	53,673
Class F Shares	167,883
TOTAL	$762,861
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $55,420,112. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Semi-Annual Shareholder Report

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$81,413*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(7,353,278)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$288,267
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,889,878	$38,219,923	10,186,780	$97,511,599
Shares issued to shareholders in payment of distributions declared	646,511	6,340,308	1,383,364	13,216,917
Shares redeemed	(4,809,383)	(47,144,811)	(9,939,037)	(95,123,661)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(272,994)	$(2,584,580)	1,631,107	$15,604,855
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	7,565	$75,497	43,575	$400,827
Shares issued to shareholders in payment of distributions declared	6,088	60,188	24,234	232,286
Shares redeemed	(197,185)	(1,955,690)	(731,979)	(7,090,471)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(183,532)	$(1,820,005)	(664,170)	$(6,457,358)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	188,430	$1,870,950	1,523,705	$14,728,047
Shares issued to shareholders in payment of distributions declared	47,689	471,645	117,150	1,127,153
Shares redeemed	(1,424,329)	(14,031,358)	(1,832,422)	(17,624,946)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,188,210)	$(11,688,763)	(191,567)	$(1,769,746)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	679,784	$6,749,582	1,661,015	$16,046,826
Shares issued to shareholders in payment of distributions declared	202,466	2,003,871	440,731	4,249,525
Shares redeemed	(1,296,711)	(12,830,109)	(2,369,068)	(22,788,762)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(414,461)	$(4,076,656)	(267,322)	$(2,492,411)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,202,109	$149,559,808	54,952,847	$527,478,977
Shares issued to shareholders in payment of distributions declared	1,423,209	13,959,991	2,805,009	26,894,705
Shares redeemed	(19,030,497)	(187,499,365)	(45,758,581)	(435,892,700)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,405,179)	$(23,979,566)	11,999,275	$118,480,982
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,116,614	$11,007,793	2,617,808	$25,437,667
Shares issued to shareholders in payment of distributions declared	116,772	1,146,811	205,037	1,964,811
Shares redeemed	(950,769)	(9,314,923)	(6,176,263)	(59,210,151)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	282,617	$2,839,681	(3,353,418)	$(31,807,673)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,181,759)	$(41,309,889)	9,153,905	$91,558,649
4. FEDERAL TAX INFORMATION
At May 31, 2021, the cost of investments for federal tax purposes was $1,437,793,322. The net unrealized appreciation of investments for federal tax purposes was $63,151,114. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,714,013 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,562,899. The amounts presented are inclusive of derivative contracts.
As of November 30, 2020, the Fund had a capital loss carryforward of $28,762,936 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$28,762,936	$28,762,936
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the Adviser voluntarily waived $399,989 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2021, the Adviser reimbursed $2,778. For the six months ended May 31, 2021, the Adviser voluntarily reimbursed $460,394 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$20,679
Class C Shares	161,306
TOTAL	$181,985
For the six months ended May 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2021, FSC retained $45,963 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2021, FSC retained $10,961 in sales charges from the sale of Class A Shares. FSC also retained $163, $905, $3,992 and $3,677 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2021, FSSC received $19,065 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85%, 1.72%, 1.69%, 0.85%, 0.60% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2021, were as follows:
Purchases	$140,814,320
Sales	$191,190,174
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the six months ended May 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the six months ended May 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that
Semi-Annual Shareholder Report

may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$991.50	$4.22
Class B Shares	$1,000	$987.20	$8.52
Class C Shares	$1,000	$987.50	$8.28
Class F Shares	$1,000	$991.60	$4.22
Institutional Shares	$1,000	$992.70	$2.98
Class R6 Shares	$1,000	$992.80	$2.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.69	$4.28
Class B Shares	$1,000	$1,016.36	$8.65
Class C Shares	$1,000	$1,016.60	$8.40
Class F Shares	$1,000	$1,020.69	$4.28
Institutional Shares	$1,000	$1,021.94	$3.02
Class R6 Shares	$1,000	$1,022.04	$2.92

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.85%
Class B Shares	1.72%
Class C Shares	1.67%
Class F Shares	0.85%
Institutional Shares	0.60%
Class R6 Shares	0.58%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Corporate Bond Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the five-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Investment Series Funds, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Corporate Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
CUSIP 31420F608
2072302 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021